CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	$ 3,492,812	$ 4,119,090	$ 2,436,369
Restricted cash	93,972	40,200	40,202
Total cash, cash equivalents, and restricted cash	$ 3,586,784	$ 4,159,290	$ 2,476,571